ASSET PURCHASE AGREEMENT WITH MAILVISION LTD. ("MAILVISION")	9 Months Ended
Sep. 30, 2013
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
NOTE 3:- ASSET PURCHASE AGREEMENT WITH MAILVISION LTD. ("MAILVISION")

On May 13, 2013 (the "Closing Date"), pursuant to an Asset Purchase Agreement with Mailvision (the "APA"), the Company acquired certain assets and assumed certain liabilities of Mailvision.

The APA also provides that, under certain limited circumstances, if the Company were to sell the acquired assets and assumed liabilities to a third party prior to May 2014, the proceeds from such sale in excess of a specified amount would be payable to Mailvision, and, if the purchase price offered by a third party prior to May 2014 exceeds a specified amount, subject to a number of conditions, the Company would be required to sell the acquired assets and assumed liabilities (the “Sale Option”).

The acquisition was accounted for using the purchase method. The $ 3,434 in consideration for the acquisition was composed of the following amounts: (i) $ 221 present value of $ 233 payable on the 2014 Anniversary Date of the acquisition; (ii) $ 432 fair value of earn-out considerations, that are payable in 2015 and 2016,  if certain milestones of revenues from the sale of Mailvision’s product are met during the three annual periods following the Closing Date (the "Earn-Out"). (iii) waiver of $ 1,472 of debt owed by Mailvision to the Company; and (iv) $ 376 fair value of the Sale Option. In addition, on the Closing Date, the Company reevaluated its investment in Mailvision (see Note 6) to its fair value in the amount of $ 933 in accordance with ASC 805. As a result of the revaluation of investment in Mailvision, the Company recognized a gain of $ 95 that was recorded in equity in losses of affiliated company, net in the statement of operations.

The payment of the consideration can be made, at the Company's option, in any combination of cash and the Company's ordinary shares.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of May 13, 2013:

Property and equipment	$38
Core technology	2,322
Customer relationships	266
Goodwill	1,654

Total assets acquired	4,280

Net working capital	567
Other liabilities due to acquisition activity	279

Total assumed liabilities	846

Net assets acquired	$3,434

The fair values of the acquired core technology and customer relationships were valued using the income approach. This method utilized a forecast of expected cash inflows, cash outflows and contributory charges for economic returns on tangible and intangible assets employed. The excess of the purchase price over the preliminary assessment of the net tangible and intangible assets acquired resulted in goodwill of $ 1,654.

The acquired core technology and customer relationships are being amortized on a straight-line basis over a period of 5.5 and 4.5 years, respectively.

The fair value of the Earn-Out was estimated by utilizing the income approach, taking into account the potential cash payments discounted to arrive at a present value amount, based on the Company's expectation as to future revenues of Mailvision’s products in the three subsequent annual periods following the Closing Date. The discount rate was based on the market interest rate and estimated operational capitalization rate. The fair value of the Sale Option granted was valued by using the Black-Scholes call option pricing model.

The Exercise price of the Sale Option is $ 7,097. Fair values of the Sale Option were estimated using the following assumptions (annualized percentages):

	September 30, 2013	May 13, 2013

Dividend yield	0%	0%
Expected volatility	60%	60%
Risk-free interest	0.1%	0.15%
Expected life	0.6 years	1 year

In accordance with ASC 815, the Company measured the Sale Option at fair value at each reporting date, based on its fair value, with changes in the fair values being recognized in the Company's statement of operations as financial income or expense.

As of September 30, 2013, the Earn-Out and the Sale Option estimated fair value amounted to $  440 and $ 222, respectively, of which an aggregate amount equal to $  440 was classified as a long-term liability.

These consolidated financial statements include the operating results of the Mailvision business since May 13, 2013. The revenues and expenses specific to the Mailvision business and the pro forma results are not material to these condensed consolidated financial statements.